Cover	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2025
Entity File Number	000-55546
Entity Registrant Name	CLS HOLDINGS USA, INC.
Entity Central Index Key	0001522222
Entity Tax Identification Number	45-1352286
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	516 S. 4th Street
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	888
Local Phone Number	359-4666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false